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AXP(SM) New
Dimensions
Fund
1999 ANNUAL REPORT
(PROSPECTUS ENCLOSED)

(icon of) ruler



The goal of AXP New Dimensions Fund is long-term growth of capital. The Fund primarily invests in common stocks showing potential for significant growth.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)


Distributed by American Express Financial  Advisors Inc.

AMERICAN EXPRESS Financial Advisors     (logo)
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Fast-track Stocks

What type of stock has been the driving force behind the dramatic increases posted by U.S. and foreign stock markets in recent years? The answer is growth stocks -- that is, stocks of companies that have a track record of increasing their business and profits at a rapid pace. These companies, some large and well-known, others smaller and newly discovered, form the foundation of AXP New Dimensions Fund. The Fund looks for companies from around the world that not only have a history of continuous growth, but are believed to be poised to continue growing over the long term due to their management, marketing innovation and/or technological advances.

AXP NEW DIMENSIONS FUND      (This annual report is not part of the prospectus.)
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Table of Contents


1999 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                         4
From the Portfolio Manager                4
Fund Facts                                6
The 10 Largest Holdings                   7
Making the Most of the Fund               8
The Fund's Long-term Performance          9
Independent Auditors' Report (Fund)      10
Financial Statements (Fund)              11
Notes to Financial Statements (Fund)     14
Independent Auditors' Report (Portfolio) 19
Financial Statements (Portfolio)         20
Notes to Financial Statements
  (Portfolio)                            23
Investments in Securities                28
Federal Income Tax Information           39


1999 PROSPECTUS
The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

The Fund                                 3p
Goal                                     3p
Investment Strategy                      3p
Risks                                    5p
Past Performance                         7p
Fees and Expenses                        9p
Management                              10p
Buying and Selling Shares               10p
Valuing Fund Shares                     10p
Investment Options                      11p
Purchasing Shares                       12p
Sales Charges                           15p
Exchanging/Selling Shares               19p
Distributions and Taxes                 24p
Personalized Shareholder
  Information                           26p
Master/Feeder Structure                 27p
About the Company                       28p
Quick Telephone Reference               30p
Financial Highlights                    31p

(This annual report is not part of the prospectus.)    ANNUAL REPORT -- 1999

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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

American Express (R) Funds held shareholder meetings in June 1999. Shareholders approved all of the proposals advanced by management. Among the proposals were:

o The election of Board members and the selection of KPMG LLP as independent auditors.
o Change in the Fund name from "IDS" to "AXP."
o A new  shareholder  service and distribution plan.
o Changes with respect to fundamental investment policies.

No other business was presented at the meeting, which was concluded by a report to shareholders from the Investment Department of American Express Financial Corporation.

Thanks to all of you for your effort in reviewing the proxy material and voting your proxies.


Arne H. Carlson

(picture of) Gordon Fines
Gordon Fines
Portfolio manager

From the Portfolio Manager

AXP New Dimensions Fund overcame a steep decline at the outset of the past fiscal year to post a healthy gain for the period as a whole. For the 12 months -- August 1998 through July 1999 -- the Fund's Class A shares generated a total return of 20.04%. (A portion of the return came in the form of a capital gain, which was paid to shareholders last December and reduced the Fund's net asset value by a like amount.)

The U.S. stock market was in the throes of a sell-off when the period began. Worried about worsening economic problems in Asia, Russia and Latin America, investors concluded that American corporate profits were at considerable risk. Most vulnerable, they reasoned, were technology companies, whose stocks were hit especially hard during the decline. For the Fund, the result was a loss of nearly 16% in August 1998.

AXP NEW DIMENSIONS FUND      (This annual report is not part of the prospectus.)

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That was a deep hole to climb  out of,  but  stocks  wasted no time in doing it.
Supported in large part by three reductions in short-term interest rates by the Federal Reserve Board, the market made up all of its lost ground by the end of November, then followed that with two more months of strong gains. From that point, gains became more difficult to come by, as a steady rise in long-term interest rates kept stocks off balance much of the time.

LARGE-CAPS STILL LEAD THE PACK
The large-capitalization growth stocks that have been the mainstays of the Fund for several years continued to prove their worth during the period. General Electric, Cisco Systems, Microsoft, Pfizer, IBM, Wal-Mart and Texas Instruments -- all among the Fund's largest holdings -- were particularly strong.

Looking at stock sectors, the emphasis remained on technology, health care, financial services and business services. As for changes to the portfolio, last fall I established a modest position in utility stocks to provide some cushion for the Fund in the event of additional market downturns. Beyond that, I trimmed the exposure to technology-related stocks with especially high valuations and added a bit to cyclical, or economically sensitive, holdings.

In the last report to shareholders six months ago, I mentioned that the key influence on stocks would likely be the strength of corporate profits. As it turned out, earnings proved to be good on an overall basis. At this point (mid-August), the primary focus is on interest rates, which are up considerably since last fall. If they come down, or at least level off, I think stocks could well gain some ground in the months ahead. A continuation of the interest-rate upturn, however, would almost surely present a problem.


Gordon Fines

(This annual report is not part of the prospectus.)    ANNUAL REPORT -- 1999

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Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
July 31, 1999                                                        $31.21
July 31, 1998                                                        $27.59
Increase                                                             $ 3.62

Distributions -- Aug. 1, 1998 - July 31, 1999
From income                                                          $ 0.11
From capital gains                                                   $ 1.64
Total distribution                                                   $ 1.75

Total return*                                                       +20.04%**

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
July 31, 1999                                                        $30.54
July 31, 1998                                                        $27.19
Increase                                                             $ 3.35

Distributions -- Aug. 1, 1998 - July 31, 1999
From income                                                          $ 0.05
From capital gains                                                   $ 1.64
Total distribution                                                   $ 1.69

Total return*                                                       +19.13%**

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
July 31, 1999                                                        $31.24
July 31, 1998                                                        $27.62
Increase                                                             $ 3.62

Distributions -- Aug. 1, 1998 - July 31, 1999
From income                                                          $ 0.13
From capital gains                                                   $ 1.64
Total distribution                                                   $ 1.77

Total return*                                                       +20.12%**

 *The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

AXP NEW DIMENSIONS FUND  (This annual report is not part of the prospectus.)

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The 10 Largest Holdings


                                        Percent                  Value
                                    (of net assets)      (as of July 31, 1999)
 Intl Business Machines                  5.42%              $1,256,875,000
 Cisco Systems                           4.29                  994,000,000
 General Electric                        3.29                  763,000,000
 Wal-Mart Stores                         3.28                  760,500,000
 Microsoft                               2.67                  617,850,000
 Time Warner                             2.61                  603,972,000
 Texas Instruments                       2.24                  518,400,000
 MCI WorldCom                            2.14                  495,000,000
 Tyco Intl                               2.11                  488,437,500
 Safeway                                 2.09                  484,875,000

For further detail about these holdings, please refer to the section entitled "Investments in Securities."


(icon of) pie chart



                           The 10 holdings listed here
                           make up 30.14% of net assets

(This annual report is not part of the prospectus.)    ANNUAL REPORT -- 1999

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Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares fall or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

               How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10  $8   $6             $7
$ 5                   $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600.

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

AXP NEW DIMENSIONS FUND  (This annual report is not part of the prospectus.)

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The Fund's Long-term Performance

           How your $10,000 has grown in AXP New Dimensions Fund

$60,000

                                                                            X
$50,000                                                                $54,461
                                                                     AXP New
                                                                    Dimensions
$40,000                                                            Fund Class A


$30,000                                                S&P 500 Index
                                                           X

$20,000                                                 X
                                                  Lipper Growth
                                                  Fund Index

$9,500

     89     90     91     92     93     94     95     96     97     98     99

Average annual total return (as of June 30, 1999)
                 1 year          5 years     10 years      Since inception*
 Class A         +14.04%         +22.71%      +18.47%               --%
 Class B         +14.13%             --%          --%           +24.70%
 Class Y         +20.12%             --%          --%           +26.02%

*Inception date was March 20, 1995.

Assumes: Holding period from 8/1/89 to 7/31/99. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $24,816. Also see "Past Performance"in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, Standard &Poor's 500 Index (S&P 500 Index) and the Lipper Growth Fund Index. In comparing AXP New Dimensions Fund (Class A) to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

S&P 500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Portfolio invests.

Lipper Growth Fund Index, published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to this Fund, although some funds in the index may have somewhat different investment policies or objectives.

(This annual report is not part of the prospectus.)        ANNUAL REPORT -- 1999

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The  financial   statements   contained  in   Post-Effecive   Amendment  #60  to
Registration Statement No. 2-28529 filed on or about September 29, 1999, are incorporated herein by reference.

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Federal Income Tax Information
The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP New Dimensions Fund, Inc.
Fiscal year ended July 31, 1999

Class A

Income distribution taxable as dividend income, 100% qualifying for deduction by corporations.

Payable date                            Per share

Dec. 23, 1998                            $0.10983


Capital gain distribution taxable as long-term capital gain.

Payable date                            Per share

Dec. 23, 1998                            $1.63905
Total distributions                      $1.74888

The distribution of $1.74888 per share, payable Dec. 23, 1998, consisted of $0.05894 derived from net investment income, $0.05089 from net short-term capital gains (a total of $0.10983 taxable as dividend income) and $1.63905 from net long-term capital gains.

(This annual report is not part of the prospectus.)    ANNUAL REPORT -- 1999

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Class B

Income distribution taxable as dividend income, 100% qualifying for deduction by corporations.

Payable date                            Per share

Dec. 23, 1998                            $0.05089

Capital gain distribution taxable as long-term capital gain.

Payable date                            Per share

Dec. 23, 1998                            $1.63905
Total distributions                      $1.68994

The distribution of $1.68994 per share, payable Dec. 23, 1998, consisted of $0.05089 from net short-term capital gains and $1.63905 from net long-term capital gains.

AXP NEW DIMENSIONS FUND      (This annual report is not part of the prospectus.)

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Class Y

Income distribution taxable as dividend income, 100% qualifying for deduction by corporations.

Payable date                            Per share

Dec. 23, 1998                            $0.12753

Capital gain distribution taxable as long-term capital gain.

Payable date                            Per share

Dec. 23, 1998                            $1.63905
Total distributions                      $1.76658

The distribution of $1.76658 per share, payable Dec. 23, 1998, consisted of $0.07664 derived from net investment income, $0.05089 from net short-term capital gains (a total of $0.12753 taxable as dividend income) and $1.63905 from net long-term capital gains.

(This annual report is not part of the prospectus.)    ANNUAL REPORT -- 1999

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AXP New Dimensions Fund
IDS Tower 10
Minneapolis, MN 55440-0010

                       AMERICAN EXPRESS Financial Advisors  (logo)


                                                                S-6440 N (9/99)

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STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.